Goodwill and intangible assets - Goodwill and Intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	£ 7,948
Intangible assets and goodwill at end of period	8,061	[1]	£ 7,948
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	14,511		13,862
Additions and disposals	338		762
Exchange and other movements	14		(113)
Intangible assets and goodwill at end of period	14,863		14,511
Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(6,563)		(5,743)
Disposals	917		147
Amortisation charge	(998)		(898)
Impairment charge	(127)		(153)
Exchange and other movements	(31)		84
Intangible assets and goodwill at end of period	(6,802)		(6,563)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	3,891
Intangible assets and goodwill at end of period	3,893		3,891
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	4,716		4,760
Additions and disposals	0		(37)
Exchange and other movements	2		(7)
Intangible assets and goodwill at end of period	4,718		4,716
Goodwill | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(825)		(861)
Disposals	0		37
Amortisation charge	0		0
Impairment charge	0		0
Exchange and other movements	0		(1)
Intangible assets and goodwill at end of period	(825)		(825)
Software | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	3,468
Intangible assets and goodwill at end of period	3,296		3,468
Software | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	311
Intangible assets and goodwill at end of period	262		311
Software | Cost | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	7,247		6,643
Additions and disposals	(52)		646
Exchange and other movements	(15)		(42)
Intangible assets and goodwill at end of period	7,180		7,247
Software | Cost | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	639		505
Additions and disposals	(9)		131
Exchange and other movements	(4)		3
Intangible assets and goodwill at end of period	626		639
Software | Accumulated amortisation and impairment | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(3,779)		(2,989)
Disposals	894		97
Amortisation charge	(867)		(771)
Impairment charge	(127)		(147)
Exchange and other movements	(5)		31
Intangible assets and goodwill at end of period	(3,884)		(3,779)
Software | Accumulated amortisation and impairment | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(328)		(279)
Disposals	15		10
Amortisation charge	(51)		(51)
Impairment charge	0		(6)
Exchange and other movements	0		(2)
Intangible assets and goodwill at end of period	(364)		(328)
Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	167
Intangible assets and goodwill at end of period	131		167
Customer lists | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,419		1,465
Additions and disposals	(5)		0
Exchange and other movements	17		(46)
Intangible assets and goodwill at end of period	1,431		1,419
Customer lists | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(1,252)		(1,250)
Disposals	5		0
Amortisation charge	(36)		(43)
Impairment charge	0		0
Exchange and other movements	(17)		41
Intangible assets and goodwill at end of period	(1,300)		(1,252)
Licences and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	111
Intangible assets and goodwill at end of period	479		111
Licences and other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	490		489
Additions and disposals	404		22
Exchange and other movements	14		(21)
Intangible assets and goodwill at end of period	908		490
Licences and other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(379)		(364)
Disposals	3		3
Amortisation charge	(44)		(33)
Impairment charge	0		0
Exchange and other movements	(9)		15
Intangible assets and goodwill at end of period	£ (429)		£ (379)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.